Reserves	12 Months Ended
Dec. 31, 2018
Disclosure of reserves within equity [abstract]
Disclosure of reserves within equity [text block]
12.	Reserves

(a)	Stock Options

At the Annual General and Special Meeting held on June 27, 2018, shareholders approved the amendment of the Company’s Stock Option Plan to increase the number of Common Shares reserved for issuance under the Stock Option Plan by 10,800,000 common shares to 18,300,000 common shares. The Stock Option Plan is a fixed share stock option plan pursuant to which options on common shares may be issued to directors, officers, employees and service providers of the Company. Each option granted shall be for a term not exceeding five years from the date of grant and the vesting period is determined at the discretion of the Board. The option exercise price is set at the date of grant and cannot be less than the closing market price of the Company’s common shares on the TSX on the day of grant.

In May 2018, the Company issued 2,500,000 incentive stock options outside of the Company’s stock option plan and in accordance with the rules of the Toronto Stock
Exchange
to a senior officer as an employment inducement
. The incentive stock options vest in equal eighths over a two year period, carry an exercise price of $0.20 per common share and had a per-option fair value at the date of granting of $0.06. The fair value of the options was determined under the Black-Scholes option pricing model using a risk-free interest rate of 2.16%, an expected life of options of 2.6 to 3.5 years, an expected volatility of 87% to 91%, no expected dividends and a forfeiture rate of 0%.

In December 2018, the Company issued 1,860,000 incentive stock options to the Company’s directors. The incentive stock options vest in equal eighths over a two year period, carry an exercise price of $0.10 per common share and have a per-option fair value at the date of granting of $0.04. The fair value of the options was determined under the Black-Scholes option pricing model using a risk-free interest rate of 1.86%, an expected life of options of 2.6 to 3.5 years, an expected volatility of 73% to 88%, no expected dividends and a forfeiture rate of 0%.

At December 31, 2018, there were 9,460,000 incentive stock options issued and outstanding. Each stock option is exercisable for one ordinary share of the Company. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights.
Options may be exercised at any time from the date of vesting to the date of their expiry.

	December 31, 2018		December 31, 2017
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	5,200,000	$0.35	5,850,000	$0.36
Expired	-	-	(650,000)	0.46
Forfeited	(100,000)	0.35	-	-
Granted	4,360,000	0.16	-	-

Outstanding, end of year	9,460,000	$0.26	5,200,000	$0.35

For the year ended December 31, 2018, the Company recorded share-based compensation expense for stock options granted to directors, officers and employees of $154,000 (2017 - $361,000 and 2016 - $492,000).

As at December 31, 2018, the Company had outstanding and exercisable stock options, with a weighted average remaining contractual life of 3.5 years, to purchase an aggregate
9,460,000
common shares as follows:

	Options Outstanding		Options Exercisable
Expiry Date			Number of Options	Weighted Average Exercise Price
August 10, 2021	5,100,000	$0.35	5,100,000	$0.35
May 16, 2023	2,500,000	0.20	937,500	0.20
December 5, 2023	1,860,000	0.10	-	-

	9,460,000	$0.26	6,037,500	$0.33

Subsequent to year-end, the Company issued 5,150,000 incentive stock option to officers, employees and service providers. The incentive stock options vest in equal eighths over a two year period and carry an exercise price of $0.10 per common share.

(b)	Restricted Share Units (“RSUs”) and Deferred Share Units (“DSUs”)

The Deferred Share Unit Plan and the Restricted Share Unit Plan provide for the issuance of shares to eligible employees, directors and consultants, subject to certain vesting and deferral provisions, to a maximum number, equal to 2% and 3% respectively, of the issued and outstanding common shares of the Company.

During the year ended December 31, 2018, the Company issued 1,912,803 DSUs to directors and 2,300,000 RSUs to senior management. During the year ended December 31, 2017, the Company issued
662,440
DSUs to directors.

At December 31, 2018, there were 3,036,647 DSUs and 4,200,000 RSUs outstanding (December 31, 2017 – 1,123,844 DSUs and 5,550,000 RSUs).

	Number of DSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value
Outstanding, December 31, 2016	461,404	$0.20	5,550,000	$0.19
Granted	662,440	0.19	-	-
Outstanding, December 31, 2017	1,123,844	0.19	5,550,000	0.19
Granted	1,912,803	0.10	2,300,000	0.15
Redeemed	-	-	(3,650,000)	0.11

Outstanding, December 31, 2018	3,036,647	$0.13	4,200,000	$0.23

The RSUs granted were subject to a ten to eleven month vesting period; a pay-out date of 2 to 2.5 years; an expiry date of 5 years;
and are assigned a fair value based on the share price at time of issuance. Upon issuance, the DSUs are fully vested and are assigned a fair value based on the share price at time of issuance. Subject to the terms and conditions of the DSU Plan, DSUs are settled upon retirement.

For the year ended December 31, 2018, the Company recognized share-based compensation expense for DSUs granted of $195,000 (2017 - $125,000 and 2016 - $90,000) and RSUs granted of $328,000 (2017 - $356,000 and 2016 - $522,000).

Subsequent to year-end, the Company issued 2,689,000 RSUs to senior management with immediate vesting, a pay-out date of January 1, 2020 and a 5 year expiry.

(c)	Share Purchase Warrants

As at December 31, 2018, the Company did not have any outstanding exercisable warrants.

	December 31, 2018		December 31, 2017
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	2,448,000	$0.25	16,734,000	$0.46
Issued	50,000,000	0.25	-	-
Expired	(52,448,000)	0.25	(14,286,000)	0.50

Outstanding, end of year	-	-	2,448,000	$0.25

The fair value of the warrants issued during 2018 was determined under the Black-Scholes option pricing model using a risk-free interest rate of 1.93%, an expected life of 0.5 years, an expected volatility of 72%, no expected dividends and a forfeiture rate of 0%.

(d)	Summary

A summary of the changes to the reserves is summarized below as follows:

	Share Options and Units	Warrants	Unexercised Share Options, Units and Warrants	Normal Course Issuer Bid	Total

Balance , December 31, 2016	$1,200	$1,895	$12,174	$604	$15,873
Share-based compensation	842	-	-	-	842
Stock options expired	(143)	-	143	-	-
Warrants expired	-	(1,456)	1,456	-	-
Balance , December 31, 2017	1,899	439	13,773	604	16,715
RSUs redeemed	(381)	-	-	-	(381)
Share-based compensation	677	-	-	-	677
Stock options expired	(17)	-	17	-	-
Warrants issued	-	284	-	-	284
Warrants expired	-	(723)	723	-	-

Balance , December 31, 2018	$2,178	-	$14,513	$604	$17,295